Accounts receivable, net	12 Months Ended
Dec. 31, 2012
Accounts receivable, net
Accounts receivable, net

7. Accounts receivable, net

	December 31, 2011	December 31, 2012
	RMB	RMB
Accounts receivable, gross	142,543,972	110,286,428
Allowance for doubtful accounts:
Balance at beginning of year	(9,817,494)	—
Additional provision for bad debt	—	—
Write-offs	—	—
Disposal of film and television business	9,817,494	—

Balance at end of year	—	—

Accounts receivable, net	142,543,972	110,286,428

        Accounts receivable are mainly related to the sale of game cards to distributors, initial license fees and usage based royalty fees due from licensees.